Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Technical service fee payable	$ 2,174	$ 438
Payroll payable	820	1,884
Value added taxes and other taxes payable	750	993
Subscription amount received for unvested restricted shares	592	913
Other accrued expenses	473	621
Accrued expenses and other current liabilities	$ 4,809	$ 4,849